[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) STRATEGIC
                     GROWTH FUND

                     ANNUAL REPORT o AUGUST 31, 2002

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  6
Portfolio of Investments .................................................. 11
Financial Statements ...................................................... 16
Notes to Financial Statements ............................................. 25
Independent Auditors' Report .............................................. 33
Trustees and Officers ..................................................... 35

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT                       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,
As I write this, it is just over a year since the attacks of September 11 dealt a sharp blow to the American people and to an already-weak U.S. economy. When the markets seemed to be recovering as a new year began, a series of corporate scandals hammered at the economy and at investor confidence. In the midst of all this, the American consumer has managed almost single-handedly to keep the U.S. economy from falling back into recession.

A RELAY RACE
As summer fades into fall, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. At this point, we see little visibility, or ability to predict the near-term direction of consumer spending or corporate spending and profits. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages have been rising over the past year, according to the U.S. Labor Department. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward in late 2002 and next year.

Pessimists, however, would counter that visibility of corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the potential for war with Iraq adds to market uncertainty. The fact is that the near-term direction of the market or the economy is uncertain. But history has shown that both are cyclical -- downturns have always been followed by upturns.

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 17, 2002

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of S. Irfan Ali]
     S. Irfan Ali

For the 12 months ended August 31, 2002, Class A shares of the fund provided a total return of -26.70%, Class B shares -27.08%, Class C shares -27.13%, Class I shares -26.37%, Class J shares -27.13%, Class 529A shares -26.70%, Class 529B shares -26.73%, and Class 529C shares -26.73%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare to a -22.17% return over the same period for the fund's benchmark, the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. During the same period, the average large-cap growth fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -22.67%.

Q.  HOW WOULD YOU DESCRIBE THE INVESTMENT ENVIRONMENT OVER THE PERIOD?

A. The 12 months ended August 2002 bracketed some of the most serious challenges to equities in the history of organized markets. The terrorist attacks of last September highlighted the vulnerabilities of our nation and of the global economy, resulting in extreme market volatility. More recently, a wave of accounting scandals and bankruptcies has shaken investor confidence in managements, in financial reporting, and -- arguably -- in the public security markets themselves. By the end of the period, many stocks were trading below their September 2001 lows.

Q.  IN THIS DIFFICULT ENVIRONMENT, WHAT SPECIFIC AREAS HURT PERFORMANCE?

A. Although the overall backdrop for equities was negative during the period, the market for growth stocks was especially severe. In that environment, the fund's relatively aggressive approach to growth investing caused it to underperform its general large-cap growth benchmark. Performance was hurt by not owning significant positions in some very large but slower-growing companies that proved less volatile over the period, such as a number of consumer staples and food and drug retailers.

    Apart from a generally more aggressive growth posture, performance was hurt by some individual stocks that failed to live up to our expectations. Tyco, the biggest single detractor from results, dropped dramatically on concerns over accounting, near-term liquidity, strategy shifts, and management credibility. In addition, our position in biotechnology concern Genzyme held back results, as the company failed to meet earnings projections.

Q.  WHAT AREAS HELPED PERFORMANCE?

A. Our holdings in the financial services sector held up relatively well. This was particularly true of our commercial insurance stocks. Higher loss experience has reduced the industry's capacity to underwrite new policies; at the same time, demand for insurance coverage has increased. As a result, many insurance companies have been experiencing the ideal combination of shrinking supply and rising demand, which has led to higher policy prices and better terms for insurers.

Q.  HOW WAS THE FUND POSITIONED AT THE END OF THE PERIOD?

A. The portfolio was invested across 11 sectors in stocks we viewed as best positioned to deliver longer-term earnings growth. The fund had several major industry concentrations within those sectors. In the entertainment and broadcasting industry, our holdings were focused on leading media franchises that we believed might benefit from both market share gains and an improving advertising climate. In computer software, we were invested in companies we believed could benefit from an eventual recovery in technology spending. And in the insurance industry, we had invested in disciplined underwriters with strong reserves against future losses because, as mentioned previously, we felt better policy terms and higher prices might benefit those companies.

/s/ S. Irfan Ali

    S. Irfan Ali
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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   PORTFOLIO MANAGER'S PROFILE
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   S. IRFAN ALI IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R)
   (MFS(R)) AND A MEMBER OF OUR LARGE-CAP GROWTH PORTFOLIO MANAGEMENT TEAM. HE MANAGES THE STRATEGIC GROWTH PORTFOLIOS OF OUR MUTUAL FUNDS, VARIABLE ANNUITIES, AND OFFSHORE INVESTMENT PRODUCTS, AND THE LARGE-CAP GROWTH PORTFOLIOS OF OUR INSTITUTIONAL ACCOUNTS.

   IRFAN JOINED MFS AS A RESEARCH ANALYST IN 1993 AFTER GRADUATING FROM HARVARD BUSINESS SCHOOL WITH AN M.B.A. DEGREE AND WAS NAMED ASSISTANT VICE PRESIDENT IN 1996, VICE PRESIDENT IN 1997, PORTFOLIO MANAGER IN 1999, AND SENIOR VICE PRESIDENT IN 2001.

   HE COMPLETED HIS BACHELOR'S DEGREE AT HARVARD IN 1989 AND WORKED AS A CORPORATE FINANCE ANALYST WITH FIRST BOSTON CORP. BEFORE GOING TO BUSINESS SCHOOL.

   ALL EQUITY PORTFOLIO MANAGERS ARE PROMOTED FROM WITHIN MFS. OUR
   PORTFOLIO MANAGERS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

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   FUND FACTS
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  OBJECTIVE:                      SEEKS CAPITAL APPRECIATION.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:          JANUARY 2, 1996

  CLASS INCEPTION:                CLASS A     JANUARY 2, 1996
                                  CLASS B     APRIL 11, 1997
                                  CLASS C     APRIL 11, 1997
                                  CLASS I     JANUARY 2, 1997
                                  CLASS J     DECEMBER 31, 1999
                                  CLASS 529A  JULY 31, 2002
                                  CLASS 529B  JULY 31, 2002
                                  CLASS 529C  JULY 31, 2002

  SIZE:                           $1.4 BILLION NET ASSETS AS OF AUGUST 31, 2002

PERFORMANCE SUMMARY

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary for more information.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2002. Index information is from January 1, 1996.)

                          MFS Strategic Growth        Russell 1000
                             Fund - Class A           Growth Index
          "1/96"               $ 9,425                  $10,000
          "8/97"                18,435                   15,084
          "8/98"                20,845                   16,329
          "8/99"                32,183                   24,221
          "8/00"                47,367                   32,325
          "8/01"                27,032                   17,674
          "8/02"                19,815                   13,756

TOTAL RATES OF RETURN THROUGH AUGUST 31, 2002

CLASS A
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          -26.70%      -38.43%        +7.49%      +110.24%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      -26.70%      -14.93%        +1.45%      + 11.80%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge      -30.91%      -16.59%        +0.26%      + 10.81%
--------------------------------------------------------------------------------------------------------

CLASS B
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          -27.08%      -39.57%        +3.99%      +102.92%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      -27.08%      -15.45%        +0.79%      + 11.20%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge      -29.98%      -16.15%        +0.47%      + 11.20%
--------------------------------------------------------------------------------------------------------

CLASS C
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          -27.13%      -39.56%        +4.03%      +103.23%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      -27.13%      -15.45%        +0.79%      + 11.23%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge      -27.86%      -15.45%        +0.79%      + 11.23%
--------------------------------------------------------------------------------------------------------

CLASS I
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)               -26.37%      -37.71%        +9.47%      +114.38%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)           -26.37%      -14.60%        +1.83%      + 12.13%
--------------------------------------------------------------------------------------------------------

CLASS J
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          -27.13%      -39.42%        +5.76%      +106.86%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      -27.13%      -15.39%        +1.13%      + 11.53%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge      -29.32%      -16.24%        +0.51%      + 11.02%
--------------------------------------------------------------------------------------------------------

CLASS 529A
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          -26.70%      -38.43%        +7.49%      +110.24%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      -26.70%      -14.93%        +1.45%      + 11.80%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge      -30.91%      -16.59%        +0.26%      + 10.81%
--------------------------------------------------------------------------------------------------------

CLASS 529B
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          -26.73%      -38.46%        +7.44%      +110.15%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      -26.73%      -14.94%        +1.45%      + 11.79%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge      -29.57%      -15.61%        +1.14%      + 11.79%
--------------------------------------------------------------------------------------------------------

CLASS 529C
                                                         1 Year      3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          -26.73%      -38.46%        +7.44%      +110.15%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      -26.73%      -14.94%        +1.45%      + 11.79%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge      -27.44%      -14.94%        +1.45%      + 11.79%
--------------------------------------------------------------------------------------------------------

COMPARATIVE INDICES(+)
                                                         1 Year      3 Years       5 years         Life*
--------------------------------------------------------------------------------------------------------
Average large-cap growth fund+                          -22.67%      -15.06%        -1.59%      +  4.21%
--------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index#                              -22.17%      -17.19%        -1.83%      +  4.90%
--------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, January 2, 1996, through
    August 31, 2002. Index information is from January 1, 1996.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A Share Performance Including Sales Charge takes into account the deduction of the maximum 5.75% sales charge. Class B and 529B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors. Class J Share Performance Including Sales Charge takes into account the deduction of the maximum 3.00% sales charge. Class J shares are only available to certain Japanese investors.

For periods prior to their inception, Class B, C, I, J, 529A, 529B, and 529C share performance includes the performance of the fund's original share class (Class A). Class B, C, 529B, and 529C performance has been adjusted to reflect the CDSC applicable to B, C, 529B, and 529C. Class I performance has been adjusted to reflect the fact that I shares have no sales charge. Class J and 529A performance has been adjusted to reflect the initial sales charge applicable to J and 529A. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B, C, J, 529A, 529B and 529C than those of A, performance shown is higher for B, C, J, 529A, 529B, and 529C than it would have been had these share classes been offered for the entire period. Conversely, because these expenses are lower for I than those of A, performance shown is lower for I than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

The portfolio will suffer a loss if it sells a security short and the value of that security rises. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is limited only by the purchase price of the security.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO CONCENTRATION AS OF AUGUST 31, 2002

FIVE LARGEST STOCK SECTORS

                FINANCIAL SERVICES               19.6%
                TECHNOLOGY                       18.6%
                LEISURE                          17.7%
                HEALTH CARE                      16.5%
                RETAILING                         9.6%

TOP 10 STOCK HOLDINGS
VIACOM, INC.  4.5%                              AMERICAN INTERNATIONAL GROUP, INC.  2.6%
Diversified media and entertainment company     Insurance and financial services holding company

PFIZER, INC.  3.8%                              CITIGROUP, INC.  2.4%
Pharmaceutical products company                 Diversified financial services company

WAL-MART STORES, INC.  3.8%                     CLEAR CHANNEL COMMUNICATIONS, INC.  2.3%
General merchandise retailer                    Media company with operations in radio, outdoor
                                                advertising, and live entertainment
MICROSOFT CORP.  3.4%
Computer software and systems company           TARGET CORP.  2.0%
                                                General merchandise retailer
CISCO SYSTEMS, INC.  2.9%
Networking equipment developer                  WYETH  2.0%
                                                Pharmaceutical and health care products company

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS -- August 31, 2002

Stocks - 97.2%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                    VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 92%
  Advertising & Broadcasting - 1.3%
    Lamar Advertising Co., "A"*                                       576,250             $   18,416,950
--------------------------------------------------------------------------------------------------------
  Apparel & Textiles - 0.7%
    Nike, Inc., "B"                                                   242,000             $   10,449,560
--------------------------------------------------------------------------------------------------------
  Automotive - 1.5%
    Harley-Davidson, Inc.                                             423,800             $   20,863,674
--------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 1.1%
    Comerica, Inc.                                                    259,100             $   15,157,350
--------------------------------------------------------------------------------------------------------
  Biotechnology - 1.8%
    Amgen, Inc.*                                                      256,300             $   11,541,189
    Pharmacia Corp.                                                   313,900                 13,717,430
                                                                                          --------------
                                                                                          $   25,258,619
--------------------------------------------------------------------------------------------------------
  Business Machines - 1.4%
    Affiliated Computer Services, Inc., "A"*                          432,900             $   19,264,050
--------------------------------------------------------------------------------------------------------
  Business Services - 4.9%
    ARAMARK Corp.*                                                    494,960             $   11,210,844
    Automatic Data Processing, Inc.                                   547,400                 20,675,298
    BISYS Group, Inc.*                                                205,260                  5,230,025
    Concord EFS, Inc.*                                                114,500                  2,336,945
    First Data Corp.                                                  542,500                 18,851,875
    Sabre Group Holding, Inc., "A"*                                   402,700                 10,836,657
                                                                                          --------------
                                                                                          $   69,141,644
--------------------------------------------------------------------------------------------------------
  Cellular Phones - 0.1%
    Sprint Corp. (PCS Group)*                                         345,500             $    1,368,180
--------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 1.3%
    Dell Computer Corp.*                                              570,400             $   15,178,344
    Lexmark International, Inc.*                                       54,800                  2,586,560
                                                                                          --------------
                                                                                          $   17,764,904
--------------------------------------------------------------------------------------------------------
  Computer Software - 1.4%
    Oracle Corp.*                                                   2,019,500             $   19,367,005
--------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 3.3%
    Microsoft Corp.*                                                  941,500             $   46,208,820
--------------------------------------------------------------------------------------------------------
  Computer Software - Services - 1.6%
    SunGard Data Systems, Inc.*                                       140,900             $    3,473,185
    VERITAS Software Corp.*                                         1,179,079                 19,089,289
                                                                                          --------------
                                                                                          $   22,562,474
--------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 4.5%
    Brocade Communications Systems, Inc.*                             122,600             $    1,774,022
    Cadence Design Systems, Inc.*                                   1,574,740                 21,211,748
    Ceridian Corp.*                                                   533,500                  8,573,345
    Peoplesoft, Inc.*                                               1,231,400                 19,800,912
    Rational Software Corp.*                                        1,643,445                 11,175,426
                                                                                          --------------
                                                                                          $   62,535,453
--------------------------------------------------------------------------------------------------------
  Conglomerates - 2.1%
    General Electric Co.                                              746,400             $   22,503,960
    Tyco International Ltd.                                           404,104                  6,340,392
                                                                                          --------------
                                                                                          $   28,844,352
--------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 0.3%
    Avon Products, Inc.                                               101,000             $    4,922,740
--------------------------------------------------------------------------------------------------------
  Electronics - 3.4%
    Analog Devices, Inc.*                                             644,600             $   15,534,860
    Atmel Corp.*                                                    1,130,200                  2,610,762
    General Motors Corp. "H"*                                         336,700                  3,464,643
    Linear Technology Corp.                                           347,900                  9,121,938
    Maxim Integrated Products, Inc.*                                  248,900                  7,867,729
    Texas Instruments, Inc.                                           454,900                  8,961,530
                                                                                          --------------
                                                                                          $   47,561,462
--------------------------------------------------------------------------------------------------------
  Entertainment - 10.8%
    AOL Time Warner, Inc.*                                          1,503,100             $   19,014,215
    Clear Channel Communications, Inc.*                               905,300                 30,943,154
    Fox Entertainment Group, Inc.*                                  1,153,800                 25,764,354
    The Walt Disney Co.                                               954,400                 14,964,992
    Viacom, Inc., "B"*                                              1,500,213                 61,058,669
                                                                                          --------------
                                                                                          $  151,745,384
--------------------------------------------------------------------------------------------------------
  Financial Institutions - 7.5%
    Citigroup, Inc.                                                 1,008,657             $   33,033,517
    Freddie Mac                                                       230,500                 14,775,050
    Goldman Sachs Group, Inc.                                         234,300                 18,111,390
    Household International, Inc.                                     115,600                  4,174,316
    Merrill Lynch & Co., Inc.                                         530,700                 19,221,954
    Morgan Stanley Dean Witter & Co.                                  380,000                 16,233,600
                                                                                          --------------
                                                                                          $  105,549,827
--------------------------------------------------------------------------------------------------------
  Financial Services - 1.1%
    Mellon Financial Corp.                                            490,700             $   13,567,855
    SLM Corp.                                                          15,200                  1,393,080
                                                                                          --------------
                                                                                          $   14,960,935
--------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 1.4%
    PepsiCo, Inc.                                                     495,700             $   19,604,935
--------------------------------------------------------------------------------------------------------
  Insurance - 6.6%
    American International Group, Inc.                                556,089             $   34,922,389
    Arthur J. Gallagher & Co.                                         725,060                 20,997,738
    Chubb Corp.                                                        88,900                  5,502,021
    Hartford Financial Services Group, Inc.                            87,900                  4,396,758
    MetLife, Inc.                                                     268,600                  7,230,712
    Travelers Property Casualty Corp. "B"*                             42,434                    691,250
    Travelers Property Casualty Corp.*                                874,378                 13,745,222
    UnumProvident Corp.                                               249,000                  5,766,840
                                                                                          --------------
                                                                                          $   93,252,930
--------------------------------------------------------------------------------------------------------
  Internet - 0.3%
    VeriSign, Inc.*                                                   534,515             $    3,837,818
--------------------------------------------------------------------------------------------------------
  Machinery - 1.7%
    Danaher Corp.                                                     389,000             $   23,398,350
--------------------------------------------------------------------------------------------------------
  Manufacturing - 0.4%
    ITT Industries, Inc.                                               86,800             $    5,900,664
--------------------------------------------------------------------------------------------------------
  Media - 0.6%
    Westwood One, Inc.*                                               223,900             $    7,820,827
--------------------------------------------------------------------------------------------------------
  Medical & Health Products - 5.6%
    Alcon, Inc.*                                                       94,600             $    3,497,362
    Baxter International, Inc.                                        626,200                 22,724,798
    Eli Lilly & Co.                                                   266,300                 15,458,715
    Forest Laboratories, Inc.*                                        201,500                 14,709,500
    Johnson & Johnson Co.                                             397,200                 21,571,932
                                                                                          --------------
                                                                                          $   77,962,307
--------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 1.5%
    Express Scripts, Inc.*                                             95,700             $    4,593,600
    Genzyme Corp.*                                                    776,200                 16,051,816
                                                                                          --------------
                                                                                          $   20,645,416
--------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 5.6%
    Pfizer, Inc.                                                    1,578,700             $   52,223,396
    Wyeth                                                             623,068                 26,667,310
                                                                                          --------------
                                                                                          $   78,890,706
--------------------------------------------------------------------------------------------------------
  Printing & Publishing - 0.6%
    New York Times Co.                                                191,700             $    9,048,240
--------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts - 0.5%
    Starwood Hotels & Resorts Co.                                     279,200             $    7,197,776
--------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 0.3%
    Outback Steakhouse, Inc.*                                         148,600             $    4,362,896
--------------------------------------------------------------------------------------------------------
  Retail - 8.6%
    Best Buy Co., Inc.*                                               178,200             $    3,777,840
    Costco Wholesale Corp.*                                            61,700                  2,061,397
    Home Depot, Inc.                                                  695,900                 22,915,987
    Kohl's Corp.*                                                      93,300                  6,504,876
    Lowe's Cos., Inc.                                                 141,500                  5,855,270
    Target Corp.                                                      789,900                 27,014,580
    Wal-Mart Stores, Inc.                                             970,576                 51,906,404
                                                                                          --------------
                                                                                          $  120,036,354
--------------------------------------------------------------------------------------------------------
  Special Products & Services - 1.0%
    Illinois Tool Works, Inc.                                         199,300             $   13,656,036
--------------------------------------------------------------------------------------------------------
  Telecommunications - 1.7%
    Amdocs Ltd.*                                                      440,300             $    3,385,907
    EchoStar Communications Corp.*                                  1,153,135                 20,525,803
    Vignette Corp.*                                                   587,800                    523,142
    Winstar Communications, Inc.*                                     281,200                        562
                                                                                          --------------
                                                                                          $   24,435,414
--------------------------------------------------------------------------------------------------------
  Telecommunications & Cable - 0.5%
    Comcast Corp., "A"*                                               314,800             $    7,501,684
--------------------------------------------------------------------------------------------------------
  Telecommunications - Wireless - 1.0%
    American Tower Corp., "A"*                                      1,157,800             $    2,848,188
    AT&T Wireless Services, Inc.*                                   1,948,500                  9,625,590
    SBA Communications Corp.*                                         725,234                  1,037,085
                                                                                          --------------
                                                                                          $   13,510,863
--------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.8%
    Cisco Systems, Inc.*                                            2,831,100             $   39,125,802
--------------------------------------------------------------------------------------------------------
  Transportation - 1.2%
    Fedex Corp.                                                       176,300             $    8,347,805
    United Parcel Service, Inc.                                       128,000                  8,180,480
                                                                                          --------------
                                                                                          $   16,528,285
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $1,288,660,686
--------------------------------------------------------------------------------------------------------
Foreign Stocks - 5.2%
  Bermuda - 2.6%
    Ace Ltd. (Insurance)                                              795,300             $   25,298,493
    XL Capital Ltd. (Insurance)                                       159,600                 11,748,156
                                                                                          --------------
                                                                                          $   37,046,649
--------------------------------------------------------------------------------------------------------
  France - 1.6%
    Aventis S.A. (Pharmaceuticals)                                    374,700             $   22,064,216
--------------------------------------------------------------------------------------------------------
  Israel - 0.5%
    Check Point Software Technologies Ltd. (Computer
      Software - Services)*                                           423,900             $    7,100,749
--------------------------------------------------------------------------------------------------------
  Netherlands - 0.1%
    STMicroelectronics N.V. (Electronics)                              80,140             $    1,614,020
--------------------------------------------------------------------------------------------------------
  United Kingdom - 0.4%
    Vodafone Group PLC, ADR (Telecommunications)                      364,184             $    5,823,302
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $   73,648,936
--------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,801,136,239)                                            $1,362,309,622
--------------------------------------------------------------------------------------------------------

Convertible Bond - 0.0%
--------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
                                                                (000 OMITTED)
--------------------------------------------------------------------------------------------------------
  Electronics - 0.0%
    Candescent Technologies Corp., 8s, 2003##**
      (Identified Cost, $9,739,592)                                $   10,000             $            0
--------------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.2%
--------------------------------------------------------------------------------------------------------
    Citigroup, Inc., due 9/03/02                                   $    4,449             $    4,448,535
    General Electric Capital Corp., due 9/03/02                        26,638                 26,635,203
--------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $   31,083,738
--------------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.8%
--------------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 08/30/02, due 09/03/02, total
      to be received $10,462,092 (secured by various
      U.S. Treasury and Federal Agency obligations in a
      jointly traded account), at Cost                             $   10,460             $   10,460,000
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,852,419,569)                                       $1,403,853,360

Other Assets, Less Liabilities - (0.2)%                                                       (2,360,452)
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $1,401,492,908
--------------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security-in default.
## SEC Rule 144A restriction.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
-------------------------------------------------------------------------------
AUGUST 31, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,852,419,569)        $1,403,853,360
  Investments of cash collateral for securities loaned at
    identified cost and value                                        69,147,307
  Cash                                                                    2,028
  Receivable for investments sold                                     1,486,694
  Receivable for fund shares sold                                     1,405,292
  Interest and dividends receivable                                     703,172
  Other assets                                                          106,434
                                                                 --------------
      Total assets                                               $1,476,704,287
                                                                 --------------
Liabilities:
  Payable for investments purchased                              $    1,401,329
  Payable for fund shares reacquired                                  4,072,894
  Collateral for securities loaned, at value                         69,147,307
  Payable to affiliates -
    Management fee                                                       58,093
    Shareholder servicing agent fee                                       7,745
    Distribution and service fee                                         49,780
  Accrued expenses and other liabilities                                474,231
                                                                 --------------
      Total liabilities                                          $   75,211,379
                                                                 --------------
Net assets                                                       $1,401,492,908
                                                                 ==============
Net assets consist of:
  Paid-in capital                                                $2,935,467,317
  Unrealized  depreciation on investments and translation
    of assets and liabilities in foreign currencies                (448,564,835)
  Accumulated net realized loss on investments and
    foreign currency transactions                                (1,083,869,173)
  Accumulated net investment loss                                    (1,540,401)
                                                                 --------------
      Total                                                      $1,401,492,908
                                                                 ==============
Shares of beneficial interest outstanding                          101,126,192
                                                                   ===========
Class A shares:
  Net asset value per share
    (net assets of $731,282,574 / 52,108,139 shares of
     beneficial interest outstanding)                                $14.03
                                                                     ======
  Offering price per share (100 / 94.25 of net asset
     value per share)                                                $14.89
                                                                     ======
Class 529A shares:
  Net asset value per share
    (net assets of $5,251.89 / 374.370 shares of
     beneficial interest outstanding)                                $14.03
                                                                     ======
  Offering price per share (100 / 94.25 of net asset
     value per share)                                                $14.89
                                                                     ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $490,326,417 / 35,933,104 shares of
     beneficial interest outstanding)                                $13.65
                                                                     ======
Class 529B shares:
  Net asset value and offering price per share
    (net assets of $5,315.02 / 389.456 shares of
     beneficial interest outstanding)                                $13.65
                                                                     ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $148,930,236 / 10,893,962 shares of
     beneficial interest outstanding)                                $13.67
                                                                     ======
Class 529C shares:
  Net asset value and offering price per share
    (net assets of $5,248.94 / 384.047 shares of
     beneficial interest outstanding)                                $13.67
                                                                     ======
Class I shares:
  Net asset value, offering price and redemption price per share
    (net assets of $26,193,432 / 1,840,045 shares of
     beneficial interest outstanding)                                $14.24
                                                                     ======
Class J shares:
  Net asset value and redemption price per share
    (net assets of $4,744,433 / 349,794 shares of
     beneficial interest outstanding)                                $13.56
                                                                     ======
  Offering price per share (100 / 97 of net asset value
     per share)                                                      $13.98
                                                                     ======

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Operations
-------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------------
Net investment loss:
  Income -
    Dividends                                                     $  11,110,679
    Interest                                                          2,671,377
    Foreign taxes withheld                                              (57,051)
                                                                  -------------
      Total investment income                                     $  13,725,005
                                                                  -------------
  Expenses -
    Management fee                                                $  14,631,806
    Trustees' compensation                                               60,906
    Shareholder servicing agent fee                                   1,950,907
    Distribution and service fee (Class A)                            3,467,492
    Distribution and service fee (Class 529A)                                 1
    Distribution and service fee (Class B)                            7,009,292
    Distribution and service fee (Class 529B)                                 4
    Distribution and service fee (Class C)                            2,260,399
    Distribution and service fee (Class 529C)                                 4
    Distribution and service fee (Class J)                               56,212
    Program Manager fee (Class 529A)                                          1
    Program Manager fee (Class 529B)                                          1
    Program Manager fee (Class 529C)                                          1
    Administrative fee                                                  188,645
    Custodian fee                                                       557,310
    Printing                                                            266,323
    Postage                                                             352,982
    Auditing fees                                                        30,274
    Legal fees                                                           15,614
    Miscellaneous                                                     3,377,112
                                                                  -------------
      Total expenses                                              $  34,225,286
    Fees paid indirectly                                               (154,557)
                                                                  -------------
      Net expenses                                                $  34,070,729
                                                                  -------------
        Net investment loss                                       $ (20,345,724)
                                                                  -------------
Realized and unrealized loss on investments:
    Realized loss (identified cost basis) -
      Investment transactions                                     $(354,392,914)
      Foreign currency transactions                                     (19,170)
                                                                  -------------
        Net realized loss on investments and foreign
          currency transactions                                   $(354,412,084)
                                                                  -------------
    Change in unrealized depreciation -
      Investments                                                 $(204,202,343)
      Translation of assets and liabilities in foreign
        currencies                                                       (2,238)
                                                                  -------------
        Net unrealized loss on investments and foreign
          currency translation                                    $(204,204,581)
                                                                  -------------
          Net realized and unrealized loss on investments
            and foreign currency                                  $(558,616,665)
                                                                  -------------
            Decrease in net assets from operations                $(578,962,389)
                                                                  =============

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                                 2002                          2001
--------------------------------------------------------------------------------------------------------
Decrease in net assets:
From operations -
  Net investment loss                                       $  (20,345,724)              $   (26,972,243)
  Net realized loss on investments and foreign
    currency transactions                                     (354,412,084)                 (683,345,801)
  Net unrealized loss on investments and foreign
    currency translation                                      (204,204,581)                 (822,821,493)
                                                            --------------               ---------------
    Decrease in net assets from operations                  $ (578,962,389)              $(1,533,139,537)
                                                            --------------               ---------------
Distributions declared to shareholders -
  From net realized gain on investments and foreign                   --
    currency transactions (Class A)                         $         --                 $  (149,348,754)
  From net realized gain on investments and foreign
    currency transactions (Class B)                                   --                    (150,016,987)
  From net realized gain on investments and foreign
    currency transactions (Class C)                                   --                     (48,531,888)
  From net realized gain on investments and foreign
    currency transactions (Class I)                                   --                      (4,958,740)
  From net realized gain on investments and foreign
    currency transactions (Class J)                                   --                        (955,953)
  In excess of net realized gain on investments and
    foreign currency transactions (Class A)                     (5,134,784)                   (6,800,565)
  In excess of net realized gain on investments and
    foreign currency transactions (Class B)                     (3,629,998)                   (6,830,993)
  In excess of net realized gain on investments and
    foreign currency transactions (Class C)                     (1,173,523)                   (2,209,889)
  In excess of net realized gain on investments and
    foreign currency transactions (Class I)                       (134,457)                     (225,795)
  In excess of net realized gain on investments and
    foreign currency transactions (Class J)                        (28,195)                      (43,529)
                                                            --------------               ---------------
    Total distributions declared to shareholders            $  (10,100,957)              $  (369,923,093)
                                                            --------------               ---------------
Net increase (decrease) in net assets from fund share
  transactions                                              $ (119,514,144)              $   737,335,749
                                                            --------------               ---------------
      Total decrease in net assets                          $ (708,577,490)              $(1,165,726,881)
Net assets:
  At beginning of period                                     2,110,070,398                 3,275,797,279
                                                            --------------               ---------------
  At end of period (including accumulated net investment
    loss of $1,540,401 and $710,558, respectively)          $1,401,492,908               $ 2,110,070,398
                                                            ==============               ===============

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                             2002                 2001             2000             1999            1998
-----------------------------------------------------------------------------------------------------------------------------
                                               CLASS A
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period           $19.22              $ 39.19           $28.18           $18.79          $16.79
                                                ------              -------           ------           ------          ------
Income from investment operations# -
  Net investment loss(S)                        $(0.13)             $ (0.17)          $(0.28)          $(0.18)         $(0.14)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency                                     (4.97)              (15.53)           13.13            10.29            2.32
                                                ------              -------           ------           ------          ------
    Total from investment operations            $(5.10)             $(15.70)          $12.85           $10.11          $ 2.18
                                                ------              -------           ------           ------          ------
Less distributions declared to shareholders -
  From net realized gain on investments
    and foreign currency transactions           $ --                $ (4.08)          $(1.84)          $(0.72)         $(0.18)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                 (0.09)               (0.19)            --               --              --
                                                ------              -------           ------           ------          ------
    Total distributions declared to
      shareholders                              $(0.09)             $ (4.27)          $(1.84)          $(0.72)         $(0.18)
                                                ------              -------           ------           ------          ------
Net asset value - end of period                 $14.03              $ 19.22           $39.19           $28.18          $18.79
                                                ======              =======           ======           ======          ======
Total return(+)                                 (26.70)%             (42.93)%          47.18%           54.40%          13.07%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                      1.45%                1.37%            1.32%            1.38%           1.36%
  Net investment loss                            (0.74)%              (0.67)%          (0.78)%          (0.69)%         (0.66)%
Portfolio turnover                                 116%                 104%             104%             112%             56%
Net assets at end of period (000 Omitted)     $731,283             $984,529       $1,356,313         $512,994        $168,536

  (S) Prior to August 31, 1998, the distributor voluntarily waived a portion of its distribution fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:
        Net investment loss                    $  --                 $ --             $ --             $ --            $(0.15)
        Ratios (to average net assets):
          Expenses##                              --                   --               --               --              1.43%
          Net investment loss                     --                   --               --               --             (0.72)%
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                             2002                 2001             2000             1999            1998
-----------------------------------------------------------------------------------------------------------------------------
                                               CLASS B
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period           $18.80              $ 38.45           $27.75           $18.59          $16.75
                                                ------              -------           ------           ------          ------
Income from investment operations# -
  Net investment loss                           $(0.24)             $ (0.33)          $(0.49)          $(0.35)         $(0.28)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency                                     (4.82)              (15.23)           12.92            10.18            2.30
                                                ------              -------           ------           ------          ------
    Total from investment operations            $(5.06)             $(15.56)          $12.43           $ 9.83          $ 2.02
                                                ------              -------           ------           ------          ------
Less distributions declared to shareholders -
  From net realized gain on investments
    and foreign currency transactions           $ --                $ (3.91)          $(1.73)          $(0.67)         $(0.18)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                 (0.09)               (0.18)            --               --              --
                                                ------              -------           ------           ------          ------
    Total distributions declared to
      shareholders                              $(0.09)             $ (4.09)          $(1.73)          $(0.67)         $(0.18)
                                                ------              -------           ------           ------          ------
Net asset value - end of period                 $13.65              $ 18.80           $38.45           $27.75          $18.59
                                                ======              =======           ======           ======          ======
Total return                                    (27.08)%             (43.32)%          46.23%           53.47%          12.12%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                                      2.10%                2.02%            1.97%            2.03%           2.08%
  Net investment loss                            (1.39)%              (1.32)%          (1.43)%          (1.34)%         (1.36)%
Portfolio turnover                                 116%                 104%             104%             112%             56%
Net assets at end of period (000 Omitted)     $490,326             $820,848       $1,419,290         $656,217        $196,519

 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                             2002                 2001             2000             1999            1998
-----------------------------------------------------------------------------------------------------------------------------
                                               CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period           $18.84              $ 38.54           $27.81           $18.63          $16.77
                                                ------              -------           ------           ------          ------
Income from investment operations# -
  Net investment loss                           $(0.24)             $ (0.34)          $(0.49)          $(0.35)         $(0.28)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency                                     (4.84)              (15.25)           12.96            10.20            2.31
                                                ------              -------           ------           ------          ------
    Total from investment operations            $(5.08)             $(15.59)          $12.47           $ 9.85          $ 2.03
                                                ------              -------           ------           ------          ------
Less distributions declared to shareholders -
  From net realized gain on investments
    and foreign currency transactions           $ --                $ (3.93)          $(1.74)          $(0.67)         $(0.17)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                $(0.09)               (0.18)            --               --              --
                                                ------              -------           ------           ------          ------
    Total distributions declared to
      shareholders                              $(0.09)             $ (4.11)          $(1.74)          $(0.67)         $(0.17)
                                                ------              -------           ------           ------          ------
Net asset value - end of period                 $13.67              $ 18.84           $38.54           $27.81          $18.63
                                                ======              =======           ======           ======          ======
Total return                                    (27.13)%             (43.29)%          46.27%           53.40%          12.20%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                                      2.10%                2.02%            1.97%            2.03%           2.08%
  Net investment loss                            (1.39)%              (1.32)%          (1.43)%          (1.34)%         (1.37)%
Portfolio turnover                                 116%                 104%             104%             112%             56%
Net assets at end of period (000 Omitted)     $148,930             $270,903         $450,352         $185,784         $52,668

 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                             2002                 2001             2000             1999            1998
-----------------------------------------------------------------------------------------------------------------------------
                                               CLASS I
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period           $19.41              $ 39.53           $28.36           $18.85          $16.80
                                                ------              -------           ------           ------          ------
Income from investment operations# -
  Net investment loss                           $(0.07)             $ (0.08)          $(0.15)          $(0.08)         $(0.08)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency                                     (5.01)              (15.68)           13.22            10.34            2.31
                                                ------              -------           ------           ------          ------
    Total from investment operations            $(5.08)             $(15.76)          $13.07           $10.26          $ 2.23
                                                ------              -------           ------           ------          ------
Less distributions declared to shareholders -
  From net realized gain on investments
    and foreign currency transactions          $  --                $ (4.17)          $(1.90)          $(0.75)         $(0.18)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                 (0.09)               (0.19)            --               --              --
                                                ------              -------           ------           ------          ------
    Total distributions declared to
      shareholders                              $(0.09)             $ (4.36)          $(1.90)          $(0.75)         $(0.18)
                                                ------              -------           ------           ------          ------
Net asset value - end of period                 $14.24              $ 19.41           $39.53           $28.36          $18.85
                                                ======              =======           ======           ======          ======
Total return                                    (26.37)%             (42.73)%          47.73%           55.08%          13.32%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                                      1.10%                1.02%            0.97%            1.03%           1.08%
  Net investment loss                            (0.39)%              (0.32)%          (0.43)%          (0.34)%         (0.37)%
Portfolio turnover                                 116%                 104%             104%             112%             56%
Net assets at end of period (000 Omitted)
                                               $26,193              $28,455          $41,292          $24,849         $18,335

 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,              PERIOD ENDED
                                                               -----------------------------             AUGUST 31,
                                                                   2002                 2001                  2000*
-------------------------------------------------------------------------------------------------------------------
                                                                CLASS J
-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                            $18.69              $ 38.46                 $34.29
                                                                 ------              -------                 ------
Income from investment operations# -
  Net investment loss                                            $(0.24)             $ (0.34)                $(0.37)
  Net realized and unrealized gain (loss) on investments
    and foreign currency                                          (4.80)              (15.19)                  4.54
                                                                 ------              -------                 ------
      Total from investment operations                           $(5.04)             $(15.53)                $ 4.17
                                                                 ------              -------                 ------
Less distributions declared to shareholders -
  From net realized gain on investments and foreign
    currency transactions                                        $ --                $ (4.06)                $ --
  In excess of net realized gain on investments and
    foreign currency transactions                                 (0.09)               (0.18)                  --
                                                                 ------              -------                 ------
      Total distributions declared to shareholders               $(0.09)             $ (4.24)                $ --
                                                                 ------              -------                 ------
Net asset value - end of period                                  $13.56              $ 18.69                 $38.46
                                                                 ======              =======                 ======
Total return(+)                                                  (27.13)%             (43.31)%                46.55%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                       2.10%                2.02%                  1.97%+
  Net investment loss                                             (1.39)%              (1.32)%                (1.43)%+
Portfolio turnover                                                  116%                 104%                   104%
Net assets at end of period (000 Omitted)                        $4,744               $6,003                 $8,551

  * For the period from the inception of Class J shares, December 31, 1999, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
--------------------------------------------------------------------------------------------------------
PERIOD ENDED AUGUST 31, 2002*               CLASS 529A               CLASS 529B               CLASS 529C
--------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period           $13.88                   $13.51                   $13.53
                                                ------                   ------                   ------
Income from investment operations# -
  Net investment loss                           $(0.01)                  $(0.02)                  $(0.02)
  Net realized and unrealized gain on
    investments and foreign currency              0.16                     0.16                     0.16
                                                ------                   ------                   ------
      Total from investment operations          $ 0.15                   $ 0.14                   $ 0.14
                                                ------                   ------                   ------
Net asset value - end of period                 $14.03                   $13.65                   $13.67
                                                ======                   ======                   ======
Total return                                      1.08%++                  1.04%++                  1.04%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                      1.70%+                   2.35%+                   2.35%+
  Net investment loss                            (0.74)%+                 (1.39)%+                 (1.38)%+
Portfolio turnover                                 116%                     116%                     116%
Net assets at end of period (000
  Omitted)                                          $5                       $5                       $5

 * For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Strategic Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Trustee Compensation - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At August 31, 2002, the value of securities loaned was $64,974,987. These loans were collateralized by cash of $69,147,307 which was invested in the following short-term obligation:

                                                                IDENTIFIED COST
                                                      SHARES          AND VALUE
-------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio      69,147,307        $69,147,307

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $69,114 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $85,443 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, defaulted bonds, and capital losses.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                           AUGUST 31, 2002      AUGUST 31, 2001
-------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                            $    --             $172,309,867
    Long-term capital gain                      10,100,957          197,613,226
                                               -----------         ------------
Total distributions declared                   $10,100,957         $369,923,093
                                               ===========         ============

During the year ended August 31, 2002, accumulated net investment loss decreased by $19,515,881, accumulated net realized loss on investments and foreign currency transactions increased by $38,683, and paid-in capital decreased by $19,477,198 primarily due to differences between book and tax accounting for currency transactions, and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                   $(827,855,260)
          Unrealized loss                              (475,248,181)
          Other temporary differences                  (230,870,969)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010.

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares respectively, approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net increase of $77 as a result of the change in the fund's pension liability under this plan and a pension expense of $6,487 for inactive trustees for the year ended August 31, 2002. Also included in Trustees' compensation is a one-time settlement expense of $6,171 and a one-time transition expense of $20,476.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

            First $2 billion                               0.0175%
            Next $2.5 billion                              0.0130%
            Next $2.5 billion                              0.0005%
            In excess of $7 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $202,351 for the year ended August 31, 2002, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class 529A, Class B, Class 529B, Class C, Class 529C, and Class J shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
------------------------------------------------------------------------------------------------------------------------
Distribution Fee                        0.10%          0.10%          0.75%          0.75%          0.75%          0.75%
Service Fee                             0.25%          0.25%          0.25%          0.25%          0.25%          0.25%
                                        ----           ----           ----           ----           ----           ----
Total Distribution Plan                 0.35%          0.35%          1.00%          1.00%          1.00%          1.00%
                                        ====           ====           ====           ====           ====           ====

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2002, amounted to:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
------------------------------------------------------------------------------------------------------------------------
Service Fee Retained by MFD           $76,602           $ --        $28,113           $ --        $43,919           $ --

Fees incurred under the distribution plan during the year ended August 31, 2002, were as follows:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                 0.35%          0.35%          1.00%          1.00%          1.00%          1.00%

The fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class J shares. Class J shares are available for distribution through Monex, Inc. ("Monex") and Citicorp Securities (Japan) Ltd. ("Citicorp") and their network of financial intermediaries. Monex also serves as the fund's Agent Securities Company in Japan, and in that capacity represents the fund before Japanese regulatory authorities. MFD will pay to Monex and Citicorp all of the service fee and a portion of the distribution fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Monex and Citicorp 0.575% per annum of average daily net assets attributable to Class J shares and will retain 0.125%. A portion of the distribution fee equal to 0.05% per annum of the fund's average daily net assets attributable to Class J shares is paid to Monex to cover its service as the fund's Agent Securities Company. Fees incurred under the distribution plan during the year ended August 31, 2002, were 1.00% of average net assets attributable to Class J shares, on an annualized basis.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2002, were as follows:

                                              CLASS A         CLASS B      CLASS 529B         CLASS C      CLASS 529C
---------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charges
  Imposed                                     $23,673      $1,560,201            $ --         $46,566            $ --

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,175,495,669 and $2,351,355,152, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,879,102,915
                                                                -------------
Gross unrealized depreciation                                   $(510,955,108)
Gross unrealized appreciation                                      35,705,553
                                                                -------------
    Net unrealized depreciation                                 $(475,249,555)
                                                                =============

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                         YEAR ENDED AUGUST 31, 2002            YEAR ENDED AUGUST 31, 2001
                                    -------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                          35,212,674       $ 619,651,922        25,831,741       $ 667,553,327
Shares issued to shareholders
  in reinvestment of
  distributions                         195,640           3,652,199         4,487,917         117,358,455
Shares reacquired                   (34,516,501)       (574,969,713)      (13,709,417)       (339,673,090)
                                    -----------       -------------       -----------       -------------
    Net increase                        891,813       $  48,334,408        16,610,241       $ 445,238,692
                                    ===========       =============       ===========       =============
Class 529A shares
                                      PERIOD ENDED AUGUST 31, 2002*
                                    -------------------------------
                                         SHARES              AMOUNT
-------------------------------------------------------------------
Shares sold                             374.370       $       5,200
                                    -----------       -------------
    Net increase                        374.370       $       5,200
                                    ===========       =============
Class B shares
                                         YEAR ENDED AUGUST 31, 2002            YEAR ENDED AUGUST 31, 2001
                                    -------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                           6,038,332       $ 105,754,339        10,214,578       $ 270,889,892
Shares issued to shareholders
  in reinvestment of
  distributions                         181,316           3,296,399         5,420,600         139,416,980
Shares reacquired                   (13,925,881)       (228,513,868)       (8,905,324)       (214,075,419)
                                    -----------       -------------       -----------       -------------
    Net increase (decrease)          (7,706,233)      $(119,463,130)        6,729,854       $ 196,231,453
                                    ===========       =============       ===========       =============
Class 529B shares
                                      PERIOD ENDED AUGUST 31, 2002*
                                    -------------------------------
                                         SHARES              AMOUNT
-------------------------------------------------------------------
Shares sold                             389.456       $       5,271
                                    -----------       -------------
    Net increase                        389.456       $       5,271
                                    ===========       =============
Class C shares
                                         YEAR ENDED AUGUST 31, 2002            YEAR ENDED AUGUST 31, 2001
                                    -------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                           2,391,602       $  42,193,783         5,179,769       $ 138,251,019
Shares issued to shareholders
  in reinvestment of
  distributions                          53,920             982,704         1,653,099          42,645,619
Shares reacquired                    (5,928,092)        (97,647,804)       (4,141,500)        (99,538,918)
                                    -----------       -------------       -----------       -------------
    Net increase (decrease)         (3,482,570)       $(54,471,317)        2,691,368        $ 81,357,720
                                    ===========       =============       ===========       =============
Class 529C shares
                                      PERIOD ENDED AUGUST 31, 2002*
                                    -------------------------------
                                         SHARES              AMOUNT
-------------------------------------------------------------------
Shares sold                             384.047       $       5,200
                                    -----------       -------------
    Net increase                        384.047       $       5,200
                                    ===========       =============
Class I shares
                                         YEAR ENDED AUGUST 31, 2002            YEAR ENDED AUGUST 31, 2001
                                    -------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                             803,507       $  13,148,283           440,918       $  12,300,993
Shares issued to shareholders
  in reinvestment of
  distributions                           7,096             134,103           195,507           5,153,557
Shares reacquired                      (435,727)         (7,589,556)         (215,735)         (5,537,090)
                                    -----------       -------------       -----------       -------------
    Net increase                        374,876       $   5,692,830           420,690       $  11,917,460
                                    ===========       =============       ===========       =============
Class J shares
                                         YEAR ENDED AUGUST 31, 2002            YEAR ENDED AUGUST 31, 2001
                                    -------------------------------       -------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                              87,573       $   1,400,258           189,505       $   4,702,211
Shares reacquired                       (58,851)         (1,022,864)          (90,790)         (2,111,787)
                                    -----------       -------------       -----------       -------------
    Net increase                         28,722       $     377,394            98,715       $   2,590,424
                                    ===========       =============       ===========       =============

* For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2002, was $17,192. The fund had no borrowings during the year.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of MFS Series Trust I and Shareholders of MFS Strategic Growth
Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Growth Fund (the fund), including the portfolio of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Growth Fund at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2002

-------------------------------------------------------------------------------
   FEDERAL TAX INFORMATION
-------------------------------------------------------------------------------

   IN JANUARY 2003, SHAREHOLDERS WILL BE MAILED A FORM 1099-DIV REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 2002.

   THE FUND HAS DESIGNATED $10,100,957 AS A CAPITAL GAIN DIVIDEND FOR THE
   YEAR ENDED AUGUST 31, 2002.
-------------------------------------------------------------------------------

MFS(R) STRATEGIC GROWTH FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust (I), of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, POSITION WITH THE TRUST, AGE, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)
TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman and President                                   Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
and Chief Executive Officer                              Executive Officer

JOHN W. BALLEN* (born 09/12/59) Trustee                  LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company,                Hemenway & Barnes (attorneys), Partner
President and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Private investor; Harvard University Graduate
Massachusetts Financial Services Company, Chief          School of Business Administration, Class of 1961,
Investment Officer, Executive Vice President and         Adjunct Professor in Entrepreneurship Emeritus;
Director                                                 CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition planning
Surgery                                                  specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Edmund Gibbons Limited (diversified holding              products), Chief Executive Officer (until May
company), Chief Executive Officer; Colonial              2001); Paragon Trade Brands, Inc. (disposable
Insurance Company Ltd., Director and Chairman;           consumer products), Director
Bank of Butterfield, Chairman (until 1997)
                                                         ELAINE R. SMITH (born 04/25/46) Trustee
WILLIAM R. GUTOW (born 09/27/41) Trustee                 Independent health care industry consultant
Private investor and real estate consultant;
Capitol Entertainment Management Company (video          WARD SMITH (born 09/13/30) Trustee
franchise), Vice Chairman                                Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
J. ATWOOD IVES (born 05/01/36) Trustee                   industrial and aerospace applications), Director
Private investor; KeySpan Corporation (energy            (until June 1999)
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.
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
OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman and President                                   Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
and Chief Executive Officer                              York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and General Manager
Secretary and Assistant Clerk                            (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHEN E. CAVAN (born 11/06/53) Secretary and           President (since September 1996)
Clerk
Massachusetts Financial Services Company, Senior         JAMES O. YOST (born 06/12/60) Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
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
INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
S. Irfan Ali+                                            business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
                                                         For share prices, account balances, exchanges or
AUDITORS                                                 stock and bond outlooks, call toll free:
Ernst & Young LLP                                        1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch-tone telephone.
INVESTOR INFORMATION
For information on MFS mutual funds, call your           WORLD WIDE WEB
investment professional or, for an information           www.mfs.com
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

+ MFS Investment Management
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MFS(R) STRATEGIC GROWTH FUND                                 -------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
[logo] M F S(R)                                                  PAID
INVESTMENT MANAGEMENT                                             MFS
                                                             -------------
500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                         MSG-2  09/02  268M  90/290/390/790/890